LONG-TERM PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM PREPAID EXPENSES [abstract]
Schedule of long-term prepaid expenses
	2016	2017
	RMB’000	RMB’000
At 1 January
Cost	63,770	64,077
Accumulated amortisation	(49,285)	(56,253)
Net book amount	14,485	7,824

Year ended 31 December
Opening net book amount	14,485	7,824
Additions	307	28,745
Amortisation	(6,968)	(3,168)
Closing net book amount	7,824	33,401

At 31 December
Cost	64,077	92,822
Accumulated amortisation	(56,253)	(59,421)
Net book amount	7,824	33,401